Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments, fair value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2023 and 2022:

		Assets				Liabilities
Type of Derivative	Balance Sheets Location	2023	2022		Balance Sheets Location	2023	2022
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$119	$268		Accrued payroll and other liabilities	$(1,536)	$(1,147)
Call spread + Coupon-only swap	Derivative instruments	2,823	—	—	Derivative instruments	(185)	—
Sustainability linked ESG Principal Only Swap	Derivative instruments	18,466	—	$—	Derivative instruments	(261)	—
Cross-currency interest rate swap	Derivative instruments	19,337	43,757		Derivative instruments	(2,398)	(581)
Subtotal		$40,745	$44,025			$(4,380)	$(1,728)
Derivatives not designated as hedging instruments
Cross-currency interest rate swap	Derivative instruments	$—	$38,031		Derivative instruments	$—	$(1,224)
Call Spread + Coupon-only swap	Derivative instruments	3,761	6,445		Derivative instruments	(12,578)	(16,703)
Call spread	Derivative instruments	2,099	3,626		Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	—		Derivative instruments	(7,336)	(9,874)
Sustainability-linked ESG Principal Only Swap	Derivative instruments	—	1,050		Derivative instruments	—	—
Subtotal		$5,860	$49,152			$(19,914)	$(27,801)
Total derivative instruments		$46,605	$93,177			$(24,294)	$(29,529)

Schedule of derivative instruments
The following table presents the notional amounts of the Company’s outstanding derivative instruments classified as cash flow hedge:

	Notional amount as of December 31,
	2023	2022
Forward contracts	$44,412	$34,843
Call Spread + Coupon-only swap	24,000	—
Sustainability-linked ESG Principal Only	50,000	—
Cross-currency interest rate swap	80,000	100,000

The following table presents the notional amounts of the Company’s outstanding derivative instruments not designed as hedging instruments:

	Notional amount as of December 31,
	2023	2022
Cross-currency interest rate swap	$—	$115,439
Call Spread + Coupon-only swap	50,000	50,000
Call Spread	30,000	30,000
Coupon-only swap	30,000	30,000
Sustainability-linked ESG Principal Only Swap	—	50,000

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
The following table presents the pretax amounts affecting income and other comprehensive income (loss) for the fiscal years ended December 31, 2023, 2022 and 2021 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	(Loss) Gain Recognized in Accumulated OCI on Derivative			Loss (Gain) Reclassified from Accumulated OCI into income (loss)
	2023	2022	2021	2023	2022	2021
Forward contracts (i)	$(6,710)	$(1,225)	$1,366	$6,172	$(263)	$507
Cross-currency interest rate swaps (ii)	(14,730)	(31,174)	23,802	10,913	8,727	(8,564)
Call Spread (iii)	30	—	(2,593)	2,385	3,275	1,915
Coupon-only swap (iii)	(263)	—	1,093	(1,752)	(964)	(797)
Sustainability linked ESG Principal Only Swap (ii)	(1,224)	—	—	2,014	—	—
Total	$(22,897)	$(32,399)	$23,668	$19,732	$10,775	$(6,939)

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper.
(ii)The net (loss) gain recognized in income is presented as follows:

Adjustment to:	2023	2022	2021
Net interest expense and other financing results	(1,933)	(4,639)	(3,828)
(Loss) gain from derivative instruments (a)	(6)	5,907	—
Foreign currency exchange results	(10,988)	(9,995)	12,392
Total	$(12,927)	$(8,727)	$8,564

(a) Related to the discontinued relationships of Cross-currency interest rate swaps during July 2023 and September 2022.

(iii)    The results recognized in income related to Call Spread agreements were recorded as an adjustment to “Foreign currency exchange results”. The results recognized in income related to Coupon-only agreements were recorded as an adjustment to “Net interest expense and other financing results”.